INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES.
Valuation allowance	$ 1,890		$ 1,890	$ 1,729
Effective tax rate	37.20%	32.50%	34.00%	(37.90%)